LVIP ClearBridge Appreciation Fund Performance Management - LVIP ClearBridge Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The Fund has adopted the performance of ClearBridge Variable Appreciation Portfolio (the “predecessor fund”) as the result of a reorganization of the Class I and Class II shares of the predecessor fund into the Standard Class and Service Class of the Fund, respectively, which took place on April 24, 2026 (the “Reorganization”). The information shows: (a) how the Fund’s Standard Class and Service Class shares investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard Class and Service Class shares compare with those of a broad measure of market performance. Standard Class and Service Class shares returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows performance of the Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart [Heading]	Annual Returns (%)
Bar Chart Closing [Text Block]
Performance Table Heading	Average Annual Total Returns for periods ended 12/31/25
Standard Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	17.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(19.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020